Capital Stock (Details) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 29, 2025	Oct. 15, 2025	Feb. 14, 2025	Jun. 04, 2024	Jun. 21, 2021	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025	Aug. 19, 2024	Jun. 30, 2024
Capital Stock [Line Items]
Capital stock						1,010,000,000	1,010,000,000		1,010,000,000		1,010,000,000
Common stock shares, authorized						1,000,000,000	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Common stock par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares, undesignated						9,889,000	9,889,000		9,889,000		9,889,000
Common stock shares, issued						1,176,477	1,499,838		1,499,838		1,176,477	536,908
Unvested shares									0		0
Number of shares									6		6
Warrants												31,666
Aggregate net proceeds (in Dollars)											$ 6,609,831	$ 83,233
Aggregate net proceeds (in Dollars)				$ 7,338,333					$ 357,684	$ 1,003,218	$ 1,218,241	$ 5,368,364
Reverse stock splits												39
Common stock cashless exercise shares											6,327	495,476
Exercise price (in Dollars per share)						$ 0	$ 0		$ 0		$ 0
Floor price (in Dollars per Item)						0.0434					0.0434
Aggregate gross proceeds											7.00%
Legal matters									$ 0		$ 10,000
Gross proceeds (in Dollars)			$ 6,200,000
Net proceeds (in Dollars)									357,684
Compensation amount (in Dollars)									11,062
Aggregate net proceeds (in Dollars)									$ 3,800,002		0	$ 1,320,567
Board of Directors Chairman [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)		$ 6.81
Two Thousand Twenty Six Private Placement [Member]
Capital Stock [Line Items]
Common stock shares, issued							66,846		66,846
Warrants issued							511,541		511,541
Warrant [Member]
Capital Stock [Line Items]
Number of shares issued		1,488,680
Aggregate net proceeds (in Dollars)											4,514,482
Legal matters											$ 100,000
Warrants issued							1,156,774		1,156,774
Pre Funded Warrants Member
Capital Stock [Line Items]
Number of shares issued				31,666
Warrants				31,674											31,666
Series A Warrants [Member]
Capital Stock [Line Items]
Number of shares				1
Number of shares issued				178,255
Reverse stock splits											178,255
Exercise price (in Dollars per share)						$ 75.95					$ 75.95
Warrant expiration											5 years
Warrants issued							178,255		178,255			178,255
Series B Warrants [Member]
Capital Stock [Line Items]
Common stock shares, issued														177,987
Number of shares				1
Number of shares issued				178,255
Exercise price (in Dollars per share)						3					$ 3				$ 3
Warrant expiration											2 years
Warrants issued							178,255		178,255			178,255
Placement Agent Warrants [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)				$ 227.5
Warrants purchase				1,758
Warrant expiration											3 years
Common Stock Warrants [Member]
Capital Stock [Line Items]
Common stock shares, issued												67
Warrants							178,522		178,522
Exercise price (in Dollars per share)				$ 227.325		$ 6.32					$ 6.32
Warrants issued						1,488,680	356,510		356,510		1,488,680
February 2024 ATM Agreement [Member]
Capital Stock [Line Items]
Number of shares issued											249,994
Proceeds from equity (in Dollars)											$ 65,559
Aggregate net proceeds (in Dollars)											1,152,682
Compensation cost (in Dollars)											$ 35,953
October 2025 ATM Agreement [Member]
Capital Stock [Line Items]
Number of shares issued						10,036
Aggregate net proceeds (in Dollars)	$ 1,750,000					$ 65,559
Compensation cost (in Dollars)						$ 2,028
June 2021 ATM Agreement [Member]
Capital Stock [Line Items]
Number of shares issued					1,547							181
Aggregate net proceeds (in Dollars)					$ 20,000,000							$ 419,967
Compensation cost (in Dollars)					354,527
Placement Agreement [Member]
Capital Stock [Line Items]
Number of shares issued				3,490								3,490
Aggregate net proceeds (in Dollars)												$ 728,503
Placement Agreement [Member] | Pre Funded Warrants Member
Capital Stock [Line Items]
Number of shares issued												31,666
Aggregate net proceeds (in Dollars)												$ 6,609,831
ATM Agreement [Member]
Capital Stock [Line Items]
Number of shares issued											260,036
Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock authorized						10,000,000	10,000,000		10,000,000		10,000,000
Preferred stock shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common Stock [Member]
Capital Stock [Line Items]
Number of shares issued							17,900	190,177	82,174	215,482	260,030	3,671
Common stock upon conversion												5
Common Stock [Member] | Series B Warrants [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)						$ 1.75					$ 1.75				$ 1.75
Common Stock [Member] | February 2024 ATM Agreement [Member]
Capital Stock [Line Items]
Number of shares									1		1
Number of shares issued											10,036
Common Stock [Member] | October 2025 ATM Agreement [Member]
Capital Stock [Line Items]
Number of shares issued									82,174
Restricted Stock [Member]
Capital Stock [Line Items]
Unvested shares									69		69
Common stock upon conversion												46
Shares value (in Dollars)												$ 80,000
Restricted Stock Units (RSUs) [Member]
Capital Stock [Line Items]
Common stock shares, issued							145,015		145,015
Aggregate net proceeds (in Dollars)									$ 933,907
Restricted Stock Award [Member]
Capital Stock [Line Items]
Common stock shares, issued							29,326		29,326
Aggregate net proceeds (in Dollars)									$ 101,175
Capital Stock [Member]
Capital Stock [Line Items]
Common stock shares, issued						1,176,477	1,499,838		1,499,838		1,176,477
Capital Stock [Member] | Warrant [Member]
Capital Stock [Line Items]
Warrants						1,488,680					1,488,680
Capital Stock [Member] | Common Stock [Member]
Capital Stock [Line Items]
Number of shares issued											639,569
Private Placement offering [Member] | Pre Funded Warrants Member
Capital Stock [Line Items]
Warrants						364,801					364,801
Private Placement offering [Member] | Common Stock [Member]
Capital Stock [Line Items]
Number of shares issued											379,539
Private Placement [Member]
Capital Stock [Line Items]
Common stock shares, issued													70,822
Number of shares issued		744,340
Warrants													141,644
Aggregate net proceeds (in Dollars)		$ 4,514,482
Exercise price (in Dollars per share)		$ 6.32
Other Issuances [Member]
Capital Stock [Line Items]
Number of shares issued											249,994	68
Aggregate net proceeds (in Dollars)												$ 77,419
Proceeds from equity (in Dollars)											$ 1,152,682
Other Issuances [Member] | Common Stock [Member]
Capital Stock [Line Items]
Number of shares issued												530,971
Atthe Market Equity Offering Programs [Member] | June 2021 ATM Agreement [Member]
Capital Stock [Line Items]
Aggregate net proceeds (in Dollars)					$ 11,407,240
Series A Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock authorized						10,000	10,000		10,000		10,000	10,000
Preferred stock shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Convertible shares						12,857					12,857
Share of preferred stock						17.488	17.488		17.488		17.488	17.488
Common stock upon conversion												123.909
Series B Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock authorized						1,000	1,000		1,000		1,000	1,000
Preferred stock shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Share of preferred stock						0	0		0		0	0
Series C Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock authorized						100,000	100,000		100,000		100,000	100,000
Preferred stock shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Share of preferred stock						0	0		0		0	0